[STRONG LOGO]


PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.


STRONG ADVISOR EQUITY FUNDS - CLASSES A, B, AND C                       STRONG ADVISOR INCOME FUNDS - CLASSES A, B, AND C
Strong Advisor Common Stock Fund                                        Strong Advisor Bond Fund
Strong Advisor Endeavor Large Cap Fund                                  Strong Advisor Municipal Bond Fund
Strong Advisor Focus Fund                                               Strong Advisor Short Duration Bond Fund
Strong Advisor International Core Fund                                  Strong Advisor Strategic Income Fund
Strong Advisor Large Company Core Fund
Strong Advisor Select Fund                                              STRONG ADVISOR INCOME FUNDS - CLASS C
Strong Advisor Small Cap Value Fund                                     Strong Government Securities Fund
Strong Advisor Technology Fund                                          Strong Minnesota Tax-Free Fund
Strong Advisor U.S. Small/Mid Cap Growth Fund                           Strong Short-Term Municipal Bond Fund
Strong Advisor U.S. Value Fund                                          Strong Wisconsin Tax-Free Fund
Strong Advisor Utilities and Energy Fund
                                                                        STRONG GROWTH FUND - CLASS C
STRONG ADVISOR MID CAP GROWTH FUND - CLASSES A, B, AND C

SUPPLEMENT DATED SEPTEMBER 15, 2004, TO ABOVE STRONG FUND PROSPECTUSES, DATED ON OR AFTER MARCH 1, 2004, AND BEFORE MAY 21, 2004, AS PREVIOUSLY SUPPLEMENTED.

ALL FUNDS
REORGANIZATION AND MEETING OF SHAREHOLDERS. In August, the Strong Funds' Board of Directors ("BOARD") approved the reorganization of the Strong Funds into the Wells Fargo Funds ("REORGANIZATION"), as shown in the table that follows, and interim investment advisory agreements between the Strong Funds and Wells Fargo Funds Management and certain sub-advisors ("INTERIM AGREEMENTS"). A special meeting of the shareholders of the Strong Funds is to be held on December 10, 2004, at which shareholders will vote on whether to approve the Reorganization and Interim Agreements. The Board approved the Reorganization and Interim Agreements because it believes they are in the best interest of shareholders. Additional information will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in October 2004.

------------------------------------------------------------ ---------------------------------------------------------
                        STRONG FUND                                              WELLS FARGO FUND
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Bond Fund                                     Wells Fargo Montgomery Total Return Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Common Stock Fund                             Wells Fargo Common Stock Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Endeavor Large Cap Fund                       Wells Fargo Endeavor Large Cap Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Focus Fund                                    Wells Fargo Large Company Growth Fund
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor International Core Fund                       Wells Fargo International Core Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Large Company Core Fund                       Wells Fargo Large Company Core Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Mid Cap Growth Fund                           Wells Fargo Montgomery Mid Cap Growth Fund
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Municipal Bond Fund                           Wells Fargo Municipal Bond Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Short Duration Bond Fund                      Wells Fargo Ultra-Short Duration Bond Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Select Fund                                   Wells Fargo Endeavor Select Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Small Cap Value Fund                          Wells Fargo Small Cap Value Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Strategic Income Fund                         Wells Fargo Strategic Income Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Technology Fund                               Wells Fargo Specialized Technology Fund
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor U.S. Small/Mid Cap Growth Fund                Wells Fargo Montgomery Small Cap Fund
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor U.S. Value Fund                               Wells Fargo U.S. Value Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Utilities and Energy Fund                     Wells Fargo Equity Income Fund
------------------------------------------------------------ ---------------------------------------------------------
Strong Government Securities Fund                            Wells Fargo Government Securities Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Growth Fund                                           Wells Fargo Growth Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Minnesota Tax-Free Fund                               Wells Fargo Minnesota Tax-Free Fund
------------------------------------------------------------ ---------------------------------------------------------
Strong Short-Term Municipal Bond Fund                        Wells Fargo Short-Term Municipal Bond Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Wisconsin Tax-Free Fund                               Wells Fargo Wisconsin Tax-Free Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS":

On May 26, 2004, Strong announced that it reached a definitive agreement with Wells Fargo & Company ("Wells Fargo") to acquire assets of Strong Financial Corporation and certain of its affiliates, including Strong Capital Management, Inc. ("Strong"), the investment advisor to the Strong Family of Funds. As part of the proposed transaction, Strong will be seeking approval from the Board of Directors of the Strong Funds ("Board") on various matters including appointing Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo, as a new investment advisor for the Strong Funds and a merger of those funds into the Wells Fargo Funds family of mutual funds.

The transaction, which is anticipated to close in the first quarter of 2005, is subject to a number of conditions, including that the Board must determine whether the transaction is in the best interest of each Strong Fund and its shareholders. If the Board so determines, you will receive additional information from Strong requesting your approval regarding the transaction as it relates to your Strong Fund.

Wells Fargo, a diversified financial services company, was founded in 1852 and is primarily engaged in providing banking, insurance, investments, mortgage, and consumer finance services through its wholly owned subsidiaries. As of June 30, 2004, Wells Fargo had $420 billion in assets and Wells Fargo Funds Management, LLC, with 69 mutual funds, had over $76 billion in assets.

STRONG ADVISOR LARGE COMPANY CORE FUND
Effective May 4, 2004, Mr. Eric F. Crigler is the sole Portfolio Manager of the Strong Advisor Large Company Core Fund. Mr. Crigler's biography is found below.

     ERIC F. CRIGLER, CFA, manages the ADVISOR LARGE COMPANY CORE FUND. He has managed the Fund since May 2004. Mr. Crigler joined Strong in July 1996 and has earned the right to use the Chartered Financial Analyst(R) designation. Since January 1999, Mr. Crigler has been a manager of equity accounts. Mr. Crigler received his bachelor's degree in mathematics from Murray State University in 1990 and his master's of business administration degree in finance and economics from Indiana University in 1996.

STRONG ADVISOR LARGE COMPANY CORE FUND
Effective June 7, 2004, the first full paragraph on page 3 of the Advisor Equity Funds prospectus under "What are the Funds' principal investment strategies?" is deleted and replaced with the following:

     The ADVISOR LARGE COMPANY CORE FUND invests, under normal conditions, at least 80% of its net assets in securities of large-capitalization companies which offer the potential for capital growth or which are believed to be undervalued relative to the market based on earnings potential, discounted cash flows, or asset value, which may include income-producing equity securities. Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) at the time of investment. To select investments, the manager attempts to identify companies that are undervalued or have growth potential (e.g., expected sales or earnings growth) that is not currently reflected in the companies' stock price by utilizing both internal and independent research regarding the expected growth, margin structure, and capital intensity of the business. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may utilize an active trading approach. The manager may choose to sell a holding when it no longer offers attractive growth prospects or appears to be overvalued relative to the market, or to take advantage of a better investment opportunity.

STRONG ADVISOR BOND FUND
Effective April 21, 2004, Messrs. W. Frank Koster and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Bond Fund. Mr. Koster's biography is found below. Mr. Price's biography can be found on page 20 of the Strong Advisor Income Funds - Classes A, B, and C prospectus.

     W. FRANK KOSTER co-manages the ADVISOR BOND FUND. Mr. Koster joined Strong in March 1999 and has co-managed the Fund since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

STRONG ADVISOR SHORT DURATION BOND FUND AND STRONG GOVERNMENT SECURITIES FUND Effective April 21, 2004, Messrs. Jay N. Mueller and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Short Duration Bond Fund, and Messrs. Mueller and W. Frank Koster are the Portfolio Co-Managers of the Strong Government Securities Fund. Messrs. Mueller's and Koster's biographies are found below. Mr. Price's biography can be found on page 20 of the Strong Advisor Income Funds - Classes A, B, and C prospectus.

     W. FRANK KOSTER co-manages the GOVERNMENT SECURITIES FUND. Mr. Koster joined Strong in March 1999 and has co-managed the Fund since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December
     2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

     JAY N. MUELLER, CFA, co-manages the ADVISOR SHORT DURATION BOND FUND and the GOVERNMENT SECURITIES FUND. He has earned the right to use the Chartered Financial Analyst(R) designation. He joined Strong as a Portfolio Manager in September 1991 and became the Director of Fixed Income for Strong in July 2002. He has co-managed the Funds since April 2004. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.

STRONG ADVISOR STRATEGIC INCOME FUND
Effective June 14, 2004, Mr. Thomas M. Price is the sole Portfolio Manager of the Strong Advisor Strategic Income Fund. Mr. Price's biography can be found on page 20 of the Advisor Income Funds - Classes A, B, and C prospectus.

STRONG ADVISOR BOND FUND, STRONG ADVISOR MUNICIPAL BOND FUND, STRONG ADVISOR SHORT DURATION BOND FUND, AND STRONG ADVISOR STRATEGIC INCOME FUND The "How to Reduce Your Sales Charge" section of the prospectus beginning on page 49 of the Strong Advisor Income Funds - Classes A, B, and C prospectus is updated as follows:

o Shareholders may combine the current market value of their Class A, Class B, and Class C shares in the Strong Funds (excluding Class A shares acquired without paying an initial sales charge) for the purpose of calculating the initial sales charge assessed on purchases in Class A shares, as described in the prospectus under RIGHTS OF ACCUMULATION and GROUP INVESTMENT PROGRAM.
o Shareholders may combine the original purchase price of their Class A, Class B, and Class C shares in the Strong Funds (excluding Class A shares acquired without paying an initial sales charge), regardless of any appreciation or depreciation in the market value, for the purpose of calculating the initial sales charge assessed on purchases in Class A shares, as described in the prospectus under LETTER OF INTENT.

The descriptions for RIGHTS OF ACCUMULATION and LETTER OF INTENT on page 50 is updated to allow shareholders to combine accounts they currently own with accounts owned by a member of their immediate family (spouse or domestic partner, and their children or grandchildren if they are under the age of 21), and provides additional details regarding the types of accounts that can be combined to reduce sales charges for purchases of Class A shares. The types of accounts that can be combined are as follows:

o Individual-type employee benefit plan(s), such as an IRA, SEP IRA, SIMPLE IRA, 403(b) plan, or single-participant Keogh-type Defined Contribution plans (i.e., Money Purchase Pension, Profit Sharing);
o Business accounts solely controlled by you and/or a member of your immediate family (for example, you own the entire business);
o Trust accounts established by you and/or a member of your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;
o Individual purchases made by you and/or a member of your immediate family as a trustee if the investments are for a single trust estate;
o Endowments or foundations established and controlled by you and/or a member of your immediate family;
o UTMA/UGMA accounts if you and/or a member of your immediate family is the beneficiary or custodian; and
o Education IRAs (Coverdell Education Savings Accounts) if you and/or a member of your immediate family is the beneficiary or responsible individual.

The REINSTATEMENT PRIVILEGE section on page 50 is updated to reflect that: (1) a shareholder must reinvest some or all of the proceeds into an identically registered account in the same Strong Fund and share class, except that proceeds from the sale of Class B shares will be reinvested in Class A shares; and (2) the reinvestment must occur within 90 days of the redemption in order to purchase shares without an initial sales charge.

The EXCHANGING SHARES paragraph beginning on page 55 in the section entitled "Additional Information" is updated to reflect that if a shareholder and/or his or her financial intermediary submits an exchange between Strong Funds with different share classes, the resulting transactions (redemption and purchase) will be subject to the applicable sales charges on the redemption, in addition to any sales charges applicable to the shares purchased, as described in the section entitled "What Share Classes We Offer" beginning on page 46.

The table found in the "What Share Classes We Offer" section on page 46 is deleted and replaced with the following:

                           CLASS A                      CLASS B                       CLASS C
------------------------- ----------------------------- ----------------------------- ------------------------
Initial Sales Charge      4.50% or less(1)              None                          None
                          2.25% or less(2)
------------------------- ----------------------------- ----------------------------- ------------------------
Contingent Deferred       1% on a single purchase of    5% on purchases sold within   1% on purchases sold
Sales Charge (CDSC)       $1 million or more sold       1 year,  declining to 1%      within 1 year
                          within 1 year                 within 6 years and
                                                        eliminated after that
------------------------- ----------------------------- ----------------------------- ------------------------
Maximum 12b-1             0.25%                         1.00%                         1.00%
Distribution and
Service Fees
------------------------- ----------------------------- ----------------------------- ------------------------

     (1) FOR THE ADVISOR BOND FUND, ADVISOR MUNICIPAL BOND FUND, AND THE ADVISOR STRATEGIC INCOME FUND.
     (2) FOR THE ADVISOR SHORT DURATION BOND FUND.

The prospectus is updated to clarify that the Fund will use the "first-in, first-out" (FIFO) method when taking any CDSC.

Please see the statement of additional information for a list of sales charge and CDSC waivers.

STRONG GOVERNMENT SECURITIES FUND, STRONG MINNESOTA TAX-FREE FUND, STRONG SHORT-TERM MUNICIPAL BOND FUND, AND STRONG WISCONSIN TAX-FREE FUND The EXCHANGING SHARES paragraph beginning on page 37 of the Strong Advisor Income Funds - Class C prospectus in the section entitled "Additional Information" is updated to reflect that if a shareholder and/or his or her financial intermediary submits an exchange between Strong Funds with different share classes, the resulting transactions (redemption and purchase) will be subject to the applicable sales charges on the redemption, in addition to any sales charges applicable to the shares purchased, as described in the section entitled "What are the Funds' fees and expenses?" beginning on page 16.

The prospectus is updated to clarify that the Fund will use the "first-in, first-out" (FIFO) method when taking any CDSC.

STRONG MINNESOTA TAX-FREE FUND
Effective July 8, 2004, Mr. Duane A. McAllister, CFA, is the sole Portfolio Manager of the Strong Minnesota Tax-Free Fund. His biography begins on page 19 of the Advisor Income Funds - Class C prospectus.

STRONG WISCONSIN TAX-FREE FUND
Effective July 8, 2004, Mr. Lyle J. Fitterer, CFA and CPA, is the sole Portfolio Manager of the Strong Wisconsin Tax-Free Fund. His biography can be found on page 19 of the Advisor Income Funds - Class C prospectus.

ALL FUNDS
The following paragraph is added to all prospectuses.

     INVESTMENTS BY CHECK OR WIRE
     Please  remember to submit  separate checks or wires for investments in the
     Strong  Funds  and   investments  in  other  products   offered  by  Strong
     Investments, Inc. (e.g., qualified tuition plans).

ALL FUNDS, EXCEPT FOR THE ADVISOR SHORT DURATION BOND FUND
The "Short-Term Trading" paragraph under "Additional Information" in the prospectus is deleted and replaced with the following:

The Fund attempts to deter short-term trading. The Fund may consider several factors when evaluating shareholder trading activities, including, but not limited to: (1) the amount of a transaction; (2) the frequency of transactions;
(3) the time frame between which purchases and redemptions are executed, including exchanges and sharedrafts (for bond funds offering checkwriting); and
(4) the Fund's asset size. Shareholders who purchase shares and then redeem within thirty-five calendar days, using the last-in, first-out method to determine the holding period, have executed a short-term trade and may be subject, without prior notice, to action by or on behalf of the Fund, including, but not limited to: (1) a request to cease such activities; (2) rejection of any or all future purchase requests in one, several, or all Strong Funds; or (3) a change to, discontinuance of, or temporary suspension of any or all account services. Please see the "Reserved Rights" section for the Fund's additional reserved rights.

Although the Fund attempts to deter short-term trading, it may not always be successful because, among other things, Fund shares may be purchased and redeemed indirectly by underlying shareholders aggregated in omnibus accounts maintained by brokers, retirement plans, fee-based investment programs, and other intermediaries. The Fund may receive limited information about transactions by underlying shareholders in such accounts and the administrators of the accounts may impose different or no restrictions on this type of trading by underlying shareholders. Therefore, the Fund cannot always know about or reasonably be expected to detect short-term trading. If the Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund, including by requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund's manager might otherwise choose to maintain, or to liquidate portfolio holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses.


RT46198 09-04                                                LD0804/WH4158 08-04